Investments in equity investees- Others (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Apr. 01, 2018 CNY (¥)
Investments in equity investees
Impairment charges of cost method investments		¥ 1,753	¥ 2,125
Impairment charges relating to the equity method investments	¥ 493	18,153	245
Equity securities accounted for using cost method		59,942	35,404
Carrying value as equity method investment		79,758	¥ 84,964	$ 12,584	¥ 84,454	¥ 79,758
ASU 2016-01 | Adjustment
Investments in equity investees
Equity securities accounted for using cost method		(59,942)				(59,942)
Investment securities						¥ 59,942
Alibaba Pictures
Investments in equity investees
Impairment charges relating to the equity method investments		18,116
Individually immaterial cost method investments, fair value estimated | Carrying amount
Investments in equity investees
Cost method investment		30,318
Individually immaterial cost method investments, fair value estimated | Approximate fair value
Investments in equity investees
Cost method investment		61,936
Individually immaterial cost method investments, not practical to estimate fair value | Carrying amount
Investments in equity investees
Cost method investments carrying value for which there is no fair value estimate		¥ 29,624
Equity method investments, publicly traded
Investments in equity investees
Carrying value as equity method investment					56,463
Market values of equity method investments					¥ 72,200